UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/99

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              11/15/99
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       44

Form 13F Information Table Value Total:       $163,905,212


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                       Column 2   Column 3       Column 4         Column 5         Column 6  Column 7          Column 8
--------                       --------  ----------      --------- ---------------------   --------  --------    ------------------
                                                                                            Invest-                     Voting
                                                                                             ment                     Authority
                                 Title                      Value    Shrs or         Put/    Dis-      Other     ------------------
Name of Issuer                 of Class     CUSIP         (x$1000)   prn amt  SH/PRN Call   cretion  Managers     Sole  Shared None
--------------                 --------  -----------      -------- ---------  ------ ----   -------  --------  -------  ------ ----

Acrodyne Communications Inc       COM    00500E 10 4       $93,750    50,000                                    50,000
Draxis Health Inc                 COM    26150J 10 1      $790,900   550,000                                   550,000
Film Roman Inc                    COM    317234 10 2       $78,750    35,000                                    35,000
Alaris Med Inc                    COM    011637 10 5    $1,975,800   658,600                                   658,600
Amsouth Corporation               COM    032165 10 2      $468,760    20,000                                    20,000
Monro Muffler Brake Inc           COM    610236 10 1       $67,548    10,100                                    10,100
North Pittsburgh Sys Inc          COM    661562 10 8    $2,244,202   122,970                                   122,970
Opti Inc                          COM    683960 10 8      $875,812   124,000                                   124,000
Pagemart Wireless Inc            CL A    69553J 10 4    $2,432,400   405,400                                   405,400
Park Pl Entmt Corp                COM    700690 10 0    $8,850,000   708,000                                   708,000
Pennsylvania Enterprises Inc      COM    708720 10 7    $4,375,886   134,900                                   134,900
Sound Advice Inc                  COM    836066 10 0      $152,250    21,000                                    21,000
Seagram Ltd                       COM    811850 10 6    $2,047,500    45,000                                    45,000
TV Azteca S A De C V           SPONSORED
                                  ADR    901145 10 2      $625,000   125,000                                   125,000
Niagara Corp                      COM    653349 10 0    $1,489,950   331,100                                   331,100
NTL Inc                           COM    629407 10 7    $1,441,410    15,000                                    15,000
Pioneer Cos Inc                  CL A    723643 10 2      $933,095   153,900                                   153,900
Selfcare Inc                      COM    81631R 10 7       $55,000    20,000                                    20,000
Corecomm Ltd                      ORD    G2422R 10 9      $329,380    10,000                                    10,000
Associated Group Inc             CL A    045651 10 6   $15,984,100   264,200                                   264,200
Associated Group Inc             CL B    045651 20 5   $39,474,963   651,800                                   651,800
Avatar Hldgs Inc                  COM    053494 10 0    $4,225,600   222,400                                   222,400
Avatar Hldgs Inc                SUB NT
                               CONV 7%05 053494 AD 2      $199,375   220,000                                   220,000
Cole National Corp New           CL A    193290 10 3      $207,576    27,000                                    27,000
Crestline Cap Corp                COM    226153 10 4   $23,084,023 1,122,600                                 1,122,600
Chase Ind Inc                     COM    161568 10 0      $161,840    18,900                                    18,900
HRPT  Pptrys Tr                 COM SH
                                BEN INT  40426W 10 1    $2,906,250   250,000                                   250,000
Intimate Brands Inc              CL A    461156 10 1      $389,380    10,000                                    10,000
Isle of Capri Casinos Inc         COM    464592 10 4    $1,147,750   114,775                                   114,775
Microcell Telecommunications     CL B
                                NON VTG  59501T 30 4      $260,000    20,000                                    20,000
Paxson Communications Corp        COM    704231 10 9      $245,000    20,000                                    20,000
Wind River Systems Inc            COM    973149 10 7      $285,000    15,000                                    15,000
Mariner Post-Acute Network Inc    COM    568459 10 1       $32,482    86,620                                    86,620
Central European Media Entrprs   CL A    G20045 10 3       $15,630    10,000                                    10,000
Pricesmart Inc                    COM    741511 10 9   $18,118,794   495,550                                   495,550
Sprint Corp                     PCS COM
                                 SER 1   852061 50 6      $745,630    10,000                                    10,000
Penwest Pharmaceuticals Co        COM    709754 10 5    $1,862,925   252,600                                   252,600
Pepsi Bottling Group Inc          COM    713409 10 0      $170,630    10,000                                    10,000
R H Donnelley Corp              COM NEW  74955W 30 7    $8,427,812   452,500                                   452,500
Sinclair Broadcast Group Inc     CL A    829226 10 9      $226,575    25,000                                    25,000
Sun Intl Hotels Ltd               ORD    P8797T 13 3    $2,300,595    96,360                                    96,360
Associated Group Inc              PUT    045651 95 6      $675,000   180,000          Put                      180,000
Associated Group Inc              PUT    045651 95 5    $1,195,625   290,000          Put                      290,000
Saga Communications              CL A    786598 10 2   $12,235,264   531,968                                   531,968

                                                      ------------
                     TOTAL                            $163,905,212
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